CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]		Additional paid-in Capital [Member]	Treasury shares at cost [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2017	$ 214		$ 410,817	$ (20,091)	$ (7,171)	$ (249,871)	$ 133,898
Balance, shares at Dec. 31, 2017	78,045,192
Cumulative effect of the new revenue recognition standard						70	70
Exercise of options and vesting of RSU's		[1]	2,611				2,611
Exercise of options and vesting of RSU's, shares	2,044,466
Share-based compensation expense			1,980				1,980
Other comprehensive income (loss), net					(2,037)		(2,037)
Net income (loss)						23,046	23,046
Balance at Dec. 31, 2018	$ 214		415,408	(20,091)	(9,208)	(226,755)	159,568
Balance, shares at Dec. 31, 2018	80,089,658
Exercise of options and vesting of RSU's	$ 1		601				602
Exercise of options and vesting of RSU's, shares	573,147
Share-based compensation expense			2,053				2,053
Other comprehensive income (loss), net					542		542
Net income (loss)						(2,344)	(2,344)
Balance at Dec. 31, 2019	$ 215		418,062	(20,091)	(8,666)	(229,099)	$ 160,421
Balance, shares at Dec. 31, 2019	80,662,805						80,662,805
Cumulative effect of adoption of ASU Topic 326						(700)	$ (700)
Exercise of options and vesting of RSU's	$ 3		1,234				1,237
Exercise of options and vesting of RSU's, shares	1,040,561
Share-based compensation expense			1,662				1,662
Other comprehensive income (loss), net					598		598
Net income (loss)						(17,092)	(17,092)
Balance at Dec. 31, 2020	$ 218		$ 420,958	$ (20,091)	$ (8,068)	$ (246,891)	$ 146,126
Balance, shares at Dec. 31, 2020	81,703,366						81,703,366

[1]	Represent an amount lower than $1